Long-Term Investments	12 Months Ended
Dec. 31, 2023
Long-Term Investments [Abstract]
LONG-TERM INVESTMENTS

NOTE 9 – LONG-TERM INVESTMENTS

The Company’s long-term investments consist of equity investments without readily determinable fair value which were accounted for using measurement alternative and equity method investments. As of December 31, 2023 and 2022, the Company’s long-term investments were nil on the consolidated balance sheet.

Equity Investment Using Measurement Alternative

On July 1, 2019, the Company invested RMB 1.0 million (approximately $143,000) to acquire a 4.9% interest in Caishang Education Technology (Beijing) Co., Ltd (“Caishang”). Since the Company does not exercise significant influence over Caishang and Caishang does not have readily determinable fair value as a privately held Company, the investment was accounted for using measurement alternative, in which the Company record the investment at cost, less impairment, and plus or minus subsequent adjustments for observable price changes.

On January 1, 2020, the Company invested RMB 5.7 million (approximately $817,000) to acquire a 35% interest in Xtransfer. As Xtransfer failed to fulfill the restrictive terms prescribed in the investment agreement, on October 31, 2020, Xtranfer agreed to return RMB 2.6 million (approximately $399,000) to the Company and reduce the Company’s interest to 19%. The investment was accounted for under the equity method prior to the return of investment, and the carrying amount of the investment on October 31, 2020 was RMB 2.8 million (approximately $425,000). Since the Company no longer has significant influence over Xtransfer after the return of investment and Xtransfer does not have readily determinable fair value as a privately held company, the remaining investment was accounted for using measurement alternative, in which the initial basis of the investment is the carrying amount as of October 31, 2020 and subsequently adjusted for any impairment and observable price changes.

The Company reviews its investments for impairment based on performance and financial position of the investees as well as other evidence of market value. Such evaluation includes, but is not limited to, reviewing the investee’s cash position, recent financing, projected and historical financial performance, cash flow forecasts and financing needs. The Company recorded impairment on long-term investments for an amount of RMB3,776,275 (approximately $585,000) during the year ended December 31, 2021. As a result, the carrying value of long-term investments was reduced to zero.